INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
INTANGIBLE ASSETS, NET
Amortization of Intangible Assets	$ 15,677	$ 12,166	$ 8,307
Estimated amortization expense year one	15,108
Estimated amortization expense year two	12,052
Estimated amortization expense year three	9,907
Estimated amortization expense year four	7,338
Estimated amortization expense year five	5,829
Impairment loss on acquired intangible assets	$ 358	$ 358	$ 358